Long-term debt - Schedule of Long-Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Long-term debt:
Long-term Debt	$ 3,093,358	$ 3,090,944
Current portion	(150,612)	(66,656)
Long-term debt Non Current	2,942,746	3,024,288
Revolving credit facilities [Member]
Long-term debt:
Long-term Debt	2,278,442	2,287,942
Term loan credit facilities [Member]
Long-term debt:
Long-term Debt	$ 814,916	$ 803,002